John Hancock
Financial Industries Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 97.2%		$443,025,560
(Cost $348,885,945)
Financials 94.4%		430,255,664
Banks 40.2%
American Business Bank (A)	104,678	3,997,653
Atlantic Union Bankshares Corp.	131,665	4,497,676
Bank of America Corp.	276,748	9,412,199
Bank of Marin Bancorp	107,324	2,101,404
California BanCorp (A)	71,650	1,814,895
Citigroup, Inc.	300,741	16,892,622
Coastal Financial Corp. (A)	82,895	3,307,511
Danske Bank A/S	383,576	10,299,574
East West Bancorp, Inc.	178,447	12,992,726
Eastern Bankshares, Inc.	384,393	5,366,126
Enterprise Bancorp, Inc.	53,580	1,522,744
Evans Bancorp, Inc.	35,879	1,057,354
Fifth Third Bancorp	335,589	11,490,567
First Horizon Corp.	300,452	4,278,436
First Merchants Corp.	33,358	1,127,834
ING Groep NV	482,959	6,862,106
JPMorgan Chase & Co.	61,476	10,718,955
M&T Bank Corp.	99,232	13,703,939
Popular, Inc.	93,326	7,974,707
Sumitomo Mitsui Financial Group, Inc.	208,500	10,844,783
Sumitomo Mitsui Trust Holdings, Inc.	375,200	7,689,070
TriCo Bancshares	112,283	4,081,487
U.S. Bancorp	255,520	10,614,301
Wells Fargo & Company	185,495	9,308,139
Western Alliance Bancorp	174,701	11,173,876
Capital markets 22.8%
Ameriprise Financial, Inc.	34,776	13,452,400
Ares Management Corp., Class A	76,685	9,315,694
Cboe Global Markets, Inc.	24,989	4,594,228
Intercontinental Exchange, Inc.	62,479	7,955,451
KKR & Company, Inc.	171,251	14,826,912
Morgan Stanley	78,675	6,863,607
Nasdaq, Inc.	66,762	3,856,841
Onex Corp.	69,713	5,147,391
S&P Global, Inc.	20,619	9,244,529
The Carlyle Group, Inc.	135,659	5,429,073
The Charles Schwab Corp.	157,991	9,940,794
The Goldman Sachs Group, Inc.	12,090	4,642,681
Tradeweb Markets, Inc., Class A	88,156	8,409,201
Consumer finance 2.2%
American Express Company	50,805	10,198,596
Financial services 7.3%
Fiserv, Inc. (A)	51,595	7,319,783
FleetCor Technologies, Inc. (A)	17,753	5,147,127
Mastercard, Inc., Class A	7,660	3,441,102
Visa, Inc., Class A	63,421	17,330,418
Insurance 21.9%
Aon PLC, Class A	15,378	4,589,257
Arch Capital Group, Ltd. (A)	52,614	4,336,972
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Arthur J. Gallagher & Company	29,713	$6,898,170
Chubb, Ltd.	13,145	3,220,525
Cincinnati Financial Corp.	76,287	8,452,600
Everest Group, Ltd.	11,101	4,273,552
Hamilton Insurance Group, Ltd., Class B (A)	159,940	2,413,495
Kinsale Capital Group, Inc.	19,994	7,949,015
Markel Group, Inc. (A)	5,882	8,807,883
Marsh & McLennan Companies, Inc.	23,777	4,608,934
NN Group NV	140,800	5,771,143
Palomar Holdings, Inc. (A)	37,037	2,217,405
Reinsurance Group of America, Inc.	58,117	10,105,965
Skyward Specialty Insurance Group, Inc. (A)	244,308	7,597,979
The Progressive Corp.	51,367	9,156,168
Unum Group	198,802	9,610,089
Real estate 2.8%		12,769,896
Industrial REITs 1.4%
Prologis Property Mexico SA de CV (B)	611,102	2,513,786
Rexford Industrial Realty, Inc.	69,784	3,669,941
Specialized REITs 1.4%
Digital Realty Trust, Inc.	46,890	6,586,169

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.6%				$2,876,060
(Cost $2,794,059)
Financials 0.6%				2,876,060
Mortgage real estate investment trusts 0.6%

Redwood Trust, Inc.	7.750	06-15-27	3,076,000	2,876,060

Corporate bonds 0.0%				$1,010
(Cost $920)
Financials 0.0%				1,010
Banks 0.0%
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (C)(D)	7.750	08-16-29	1,000	1,010

	Yield (%)	Shares	Value
Short-term investments 1.6%			$7,014,072
(Cost $7,013,504)
Short-term funds 1.6%			7,014,072
John Hancock Collateral Trust (E)	5.3658(F)	701,302	7,014,072

Total investments (Cost $358,694,428) 99.4%	$452,916,702
Other assets and liabilities, net 0.6%	2,711,211
Total net assets 100.0%	$455,627,913

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-24. The value of securities on loan amounted to $209,319.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $221,644.
(F)	The rate shown is the annualized seven-day yield as of 1-31-24.
The fund had the following country composition as a percentage of net assets on 1-31-24:
United States	84.4%
Japan	4.1%
Netherlands	2.8%
Bermuda	2.4%
Denmark	2.3%
Puerto Rico	1.7%
Canada	1.1%
Other countries	1.2%
TOTAL	100.0%
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor.  Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$183,130,684	$147,435,151	$35,695,533	—
Capital markets	103,678,802	103,678,802	—	—
Consumer finance	10,198,596	10,198,596	—	—
Financial services	33,238,430	33,238,430	—	—
Insurance	100,009,152	94,238,009	5,771,143	—
Real estate
Industrial REITs	6,183,727	6,183,727	—	—
Specialized REITs	6,586,169	6,586,169	—	—
Convertible bonds	2,876,060	—	2,876,060	—
Corporate bonds	1,010	—	1,010	—
Short-term investments	7,014,072	7,014,072	—	—
Total investments in securities	$452,916,702	$408,572,956	$44,343,746	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	701,302	$8,637,662	$37,709,015	$(39,336,478)	$3,239	$634	$85,714	—	$7,014,072
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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